Matthews Japan Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.9%

	Shares	Value

CONSUMER DISCRETIONARY: 22.2%
Automobiles: 5.6%
Suzuki Motor Corp.	489,600	$19,692,204
Toyota Motor Corp.	946,000	16,971,551

		36,663,755

Specialty Retail: 3.2%
Nitori Holdings Co., Ltd.	101,000	11,261,044
ZOZO, Inc.	524,200	9,598,723

		20,859,767

Broadline Retail: 3.1%
Pan Pacific International Holdings Corp.	513,800	10,783,101
Isetan Mitsukoshi Holdings, Ltd.	810,700	9,392,080

		20,175,181

Leisure Products: 2.6%
Sega Sammy Holdings, Inc.	669,300	12,343,536
Bandai Namco Holdings, Inc.	236,500	4,810,525

		17,154,061

Textiles, Apparel & Luxury Goods: 2.5%
Asics Corp.	470,000	16,366,146

Household Durables: 2.5%
Sony Group Corp.	194,500	15,905,351

Automobile Components: 1.5%
Denso Corp.	623,700	10,007,815

Hotels, Restaurants & Leisure: 1.2%
Kyoritsu Maintenance Co., Ltd.	182,100	7,578,572

Total Consumer Discretionary		144,710,648

INDUSTRIALS: 19.9%
Trading Companies & Distributors: 5.7%
ITOCHU Corp.	569,100	20,552,441
Toyota Tsusho Corp.	281,400	16,550,833

		37,103,274

Industrial Conglomerates: 5.3%
Hitachi, Ltd.	327,300	20,285,262
Hikari Tsushin, Inc.	91,900	13,995,966

		34,281,228

Electrical Equipment: 3.0%
Mitsubishi Electric Corp.	1,282,600	15,845,842
Nidec Corp.	87,800	4,054,029

		19,899,871

Professional Services: 2.2%
BayCurrent Consulting, Inc.	259,000	8,630,613
dip Corp.	186,000	4,578,895
TRYT, Inc.[b]	237,500	1,204,664

		14,414,172

Commercial Services & Supplies: 1.9%
TOPPAN Holdings, Inc.	510,700	12,216,636

	Shares	Value

Construction & Engineering: 1.5%
Kajima Corp.	601,200	$9,786,344

Machinery: 0.3%
Miura Co., Ltd.	91,300	1,834,861

Total Industrials		129,536,386

FINANCIALS: 15.5%
Banks: 6.3%
Sumitomo Mitsui Financial Group, Inc.	422,300	20,745,930
Mitsubishi UFJ Financial Group, Inc.	2,433,000	20,617,620

		41,363,550

Financial Services: 3.8%
ORIX Corp.	1,113,400	20,789,853
eGuarantee, Inc.	175,400	2,283,704
Integral Corp.[b]	140,700	2,034,614

		25,108,171

Insurance: 3.1%
Tokio Marine Holdings, Inc.	860,400	19,921,444

Consumer Finance: 2.3%
Credit Saison Co., Ltd.	942,200	14,939,276

Total Financials		101,332,441

INFORMATION TECHNOLOGY: 15.3%
Semiconductors & Semiconductor Equipment: 4.9%
Renesas Electronics Corp.[b]	1,100,500	16,810,095
Disco Corp.	80,400	14,854,392

		31,664,487

IT Services: 3.8%
OBIC Co., Ltd.	88,400	13,394,412
Nomura Research Institute, Ltd.	451,000	11,722,266

		25,116,678

Electronic Equipment, Instruments & Components: 3.7%
Keyence Corp.	48,900	18,084,487
Taiyo Yuden Co., Ltd.	224,500	6,065,901

		24,150,388

Technology Hardware, Storage & Peripherals: 2.2%
FUJIFILM Holdings Corp.	254,000	14,694,050

Software: 0.7%
Appier Group, Inc.[b]	424,200	4,512,736

Total Information Technology		100,138,339

CONSUMER STAPLES: 6.7%
Food Products: 5.1%
Ajinomoto Co., Inc.	581,600	22,425,699
Nissin Foods Holdings Co., Ltd.	129,900	10,793,766

		33,219,465

Household Products: 1.6%
Unicharm Corp.	303,600	10,734,610

Total Consumer Staples		43,954,075

1	MATTHEWS ASIA FUNDS

Matthews Japan Fund	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

MATERIALS: 6.5%
Chemicals: 6.5%
Shin-Etsu Chemical Co., Ltd.	632,800	$18,380,087
Mitsubishi Chemical Group Corp.	1,898,700	11,961,942
Mitsui Chemicals, Inc.	337,800	8,751,751
Tokyo Ohka Kogyo Co., Ltd.	53,400	3,172,224

Total Materials		42,266,004

COMMUNICATION SERVICES: 5.1%
Wireless Telecommunication Services: 2.5%
KDDI Corp.	449,200	13,750,227
SoftBank Group Corp.	58,100	2,447,494

		16,197,721

Entertainment: 1.6%
Capcom Co., Ltd.	215,700	7,763,413
Toho Co., Ltd.	75,400	2,572,318

		10,335,731

Diversified Telecommunication Services: 1.0%
Internet Initiative Japan, Inc.	396,500	6,403,309

Total Communication Services		32,936,761

HEALTH CARE: 3.5%
Pharmaceuticals: 2.0%
Daiichi Sankyo Co., Ltd.	473,200	12,954,950

Health Care Equipment & Supplies: 0.7%
Asahi Intecc Co., Ltd.	259,600	4,654,207

	Shares	Value

Health Care Providers & Services: 0.6%
Amvis Holdings, Inc.	228,700	$3,976,586

Biotechnology: 0.2%
PeptiDream, Inc.[b]	143,600	1,545,493

Total Health Care		23,131,236

REAL ESTATE: 0.2%
Real Estate Management & Development: 0.2%
TKP Corp.[b]	75,000	1,306,487

Total Real Estate		1,306,487

TOTAL INVESTMENTS: 94.9%		619,312,377
(Cost $579,451,535)

CASH AND OTHER ASSETS, LESS LIABILITIES: 5.1%		33,189,134

NET ASSETS: 100.0%		$652,501,511

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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